AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.5%
Long-Term Municipal Bonds – 95.1%
Minnesota – 95.1%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,717,348
Brainerd Independent School District No. 181 Series 2018-A 4.00%, 02/01/2041	1,000	1,011,277
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	208,526
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029	300	303,849
5.00%, 11/01/2044	500	502,263
Series 2019 4.00%, 11/01/2041	850	759,003
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,040,891
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,045,342
City of Minneapolis MN (Allina Health Obligated Group) Series 2021 4.00%, 11/15/2037	1,000	983,232
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2036	2,000	2,091,606
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	210,640
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	200	195,072
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030	1,500	1,537,827
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	395	360,978
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	150,958

	Principal Amount (000)	U.S. $ Value

Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	$1,200	$1,233,455
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	336,077
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	477,696
Series 2018-A 5.00%, 02/15/2048	1,000	1,014,984
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,575,881
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,032,530
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	103,282
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(a)	100	76,335
4.00%, 06/01/2051(a)	125	85,778
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	420,605
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	1,750	1,890,533
Minneapolis-St Paul Metropolitan Airports Commission Series 2019-B 5.00%, 01/01/2035	2,000	2,126,868
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	1,000	867,694
Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	500	507,379
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,119,894

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 2021 3.00%, 10/01/2041	$1,000	$792,206
Series 2015-8 5.00%, 12/01/2032	750	779,265
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	813,683
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	52,197
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	768,372
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,020,235
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2039	1,000	848,161
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	864,131
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033	235	249,172
5.00%, 01/01/2034	215	227,539
5.00%, 01/01/2041	700	721,653
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	2,000	2,129,663
State of Minnesota Series 2021-A 4.00%, 09/01/2039	1,000	1,033,967

Total Long-Term Municipal Bonds (cost $37,417,216)		35,288,047

Short-Term Municipal Notes – 1.4%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 3.15%, 11/15/2034(b) (cost $525,000)	525	525,000

Total Municipal Obligations (cost $37,942,216)		35,813,047

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $899,182)	899,182	$899,182

Total Investments – 98.9% (cost $38,841,398)(f)		36,712,229
Other assets less liabilities – 1.1%		393,521

Net Assets – 100.0%		$37,105,750

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$33,891	$—	$33,891
USD	183	01/15/2025	2.585%	CPI#	Maturity	16,848	—	16,848
USD	182	01/15/2025	2.613%	CPI#	Maturity	16,559	—	16,559
USD	120	01/15/2025	4.028%	CPI#	Maturity	4,086	—	4,086
USD	680	01/15/2026	CPI#	3.765%	Maturity	(21,452)	—	(21,452)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(21,124)	(601)	(20,523)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(22,938)	—	(22,938)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(19,192)	—	(19,192)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	250,963	—	250,963
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	227,880	—	227,880
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(26,620)	—	(26,620)
USD	620	01/15/2029	CPI#	3.735%	Maturity	1,753	—	1,753
USD	330	01/15/2029	CPI#	3.331%	Maturity	(9,935)	—	(9,935)
USD	255	01/15/2030	1.572%	CPI#	Maturity	43,340	—	43,340
USD	255	01/15/2030	1.587%	CPI#	Maturity	42,999	—	42,999
USD	300	01/15/2031	2.680%	CPI#	Maturity	23,578	—	23,578
USD	300	01/15/2031	2.782%	CPI#	Maturity	20,656	—	20,656
USD	250	01/15/2031	2.989%	CPI#	Maturity	12,218	—	12,218
USD	260	01/15/2032	CPI#	3.064%	Maturity	(9,423)	—	(9,423)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(12,754)	—	(12,754)

						$551,333	$(601)	$551,934

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,400	01/15/2027	1 Day SOFR	3.943%	Annual	$(32,846)	$—	$(32,846)
USD	500	01/15/2027	1 Day SOFR	3.941%	Annual	(4,876)	—	(4,876)
USD	700	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	123,415	—	123,415
USD	600	04/15/2032	3.979%	1 Day SOFR	Annual	(13,751)	—	(13,751)

						$71,942	$—	$71,942

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	$103,169	$—	$103,169

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $162,113 or 0.4% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $954,981 and gross unrealized depreciation of investments was $(2,357,105), resulting in net unrealized depreciation of $(1,402,124).

Glossary:

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Minnesota Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$35,288,047	$—	$35,288,047
Short-Term Municipal Notes	—	525,000	—	525,000
Short-Term Investments	899,182	—	—	899,182

Total Investments in Securities	899,182	35,813,047	—	36,712,229
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	694,771	—	694,771
Centrally Cleared Interest Rate Swaps	—	123,415	—	123,415
Interest Rate Swaps	—	103,169	—	103,169
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(143,438)	—	(143,438)
Centrally Cleared Interest Rate Swaps	—	(51,473)	—	(51,473)

Total	$899,182	$36,539,491	$—	$37,438,673

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2023 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,881	$10,933	$11,915	$899	$24